Condensed Consolidating Financial Information (Condensed Consolidating Statement Of Cash Flows) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	$ 62,465	$ 106,088
Payments to acquire fixed and intangible assets	(111,504)	(104,254)
Cash distributions received from equity investees - return of investment	7,827	2,636
Investments in equity investees	(1,750)	(10,709)
Repayments on loan to non-guarantor subsidiary	0	0
Proceeds from asset sales	1,768	72
Other, net	29	(1,270)
Net cash used in investing activities	(103,630)	(113,525)
Borrowings on senior secured credit facility	226,200	249,900
Repayments on senior secured credit facility	(128,200)	(192,200)
Distributions to partners/owners	(56,542)	(47,453)
Other, net	1,383	0
Net cash provided by financing activities	42,841	10,247
Net increase in cash and cash equivalents	1,676	2,810
Cash and cash equivalents at beginning of period	9,462	8,866
Cash and cash equivalents at end of period	11,138	11,676
Genesis Energy, L.P. (Parent And Co-Issuer) [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	(52,471)	(27,470)
Payments to acquire fixed and intangible assets	0	0
Cash distributions received from equity investees - return of investment	11,013	17,222
Investments in equity investees	0	0
Repayments on loan to non-guarantor subsidiary	0	0
Proceeds from asset sales	0	0
Other, net	0	0
Net cash used in investing activities	11,013	17,222
Borrowings on senior secured credit facility	226,200	249,900
Repayments on senior secured credit facility	(128,200)	(192,200)
Distributions to partners/owners	(56,542)	(47,453)
Other, net	0	0
Net cash provided by financing activities	41,458	10,247
Net increase in cash and cash equivalents	0	(1)
Cash and cash equivalents at beginning of period	9	20
Cash and cash equivalents at end of period	9	19
Genesis Energy Finance Corporation (Co-Issuer) [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	0	0
Payments to acquire fixed and intangible assets	0	0
Cash distributions received from equity investees - return of investment	0	0
Investments in equity investees	0	0
Repayments on loan to non-guarantor subsidiary	0	0
Proceeds from asset sales	0	0
Other, net	0	0
Net cash used in investing activities	0	0
Borrowings on senior secured credit facility	0	0
Repayments on senior secured credit facility	0	0
Distributions to partners/owners	0	0
Other, net	0	0
Net cash provided by financing activities	0	0
Net increase in cash and cash equivalents	0	0
Cash and cash equivalents at beginning of period	0	0
Cash and cash equivalents at end of period	0	0
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	157,924	162,514
Payments to acquire fixed and intangible assets	(111,504)	(104,254)
Cash distributions received from equity investees - return of investment	7,827	2,636
Investments in equity investees	(1,750)	(10,709)
Repayments on loan to non-guarantor subsidiary	1,329	1,201
Proceeds from asset sales	1,768	72
Other, net	29	(1,270)
Net cash used in investing activities	(102,301)	(112,324)
Borrowings on senior secured credit facility	0	0
Repayments on senior secured credit facility	0	0
Distributions to partners/owners	(56,542)	(47,453)
Other, net	1,383	0
Net cash provided by financing activities	(55,159)	(47,453)
Net increase in cash and cash equivalents	464	2,737
Cash and cash equivalents at beginning of period	8,310	8,049
Cash and cash equivalents at end of period	8,774	10,786
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	2,530	1,265
Payments to acquire fixed and intangible assets	0	0
Cash distributions received from equity investees - return of investment	0	0
Investments in equity investees	0	0
Repayments on loan to non-guarantor subsidiary	0	0
Proceeds from asset sales	0	0
Other, net	0	0
Net cash used in investing activities	0	0
Borrowings on senior secured credit facility	0	0
Repayments on senior secured credit facility	0	0
Distributions to partners/owners	0	0
Other, net	(1,318)	(1,191)
Net cash provided by financing activities	(1,318)	(1,191)
Net increase in cash and cash equivalents	1,212	74
Cash and cash equivalents at beginning of period	1,143	797
Cash and cash equivalents at end of period	2,355	871
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	(45,518)	(30,221)
Payments to acquire fixed and intangible assets	0	0
Cash distributions received from equity investees - return of investment	(11,013)	(17,222)
Investments in equity investees	0	0
Repayments on loan to non-guarantor subsidiary	(1,329)	(1,201)
Proceeds from asset sales	0	0
Other, net	0	0
Net cash used in investing activities	(12,342)	(18,423)
Borrowings on senior secured credit facility	0	0
Repayments on senior secured credit facility	0	0
Distributions to partners/owners	56,542	47,453
Other, net	1,318	1,191
Net cash provided by financing activities	57,860	48,644
Net increase in cash and cash equivalents	0	0
Cash and cash equivalents at beginning of period	0	0
Cash and cash equivalents at end of period	$ 0	$ 0